Earnings per Share (Tables)	6 Months Ended
Jun. 30, 2022
Schedule of computation of basic and diluted earnings per share

The following table sets forth the computation of basic and diluted earnings per share:

	Three months ended
	June 30, 2022	June 30, 2021

	(in thousands)
Numerator:
Net income	$8,224	$372,837

Denominator (number of shares in thousands):
Basic weighted average common shares outstanding	20,689	20,354
Effect of dilutive securities:
Dilutive effect of non-vested shares	19	245
Diluted weighted average common shares outstanding	20,708	20,599

	Six months ended
	June 30, 2022	June 30, 2021

	(in thousands)
Numerator:
Net income	$339,689	$669,617

Denominator (number of shares in thousands):
Basic weighted average common shares outstanding	20,693	20,323
Effect of dilutive securities:
Dilutive effect of non-vested shares	19	234
Diluted weighted average common shares outstanding	20,712	20,557